Leases - Finance lease liability (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturity date
2020	$ 10,024
2021	10,225
2022	8,278
2023	6,583
2024	793
Total undiscounted minimum future lease payments	35,903
Imputed interest	(1,687)
Present value of lease liabilities	34,216
Financial lease liability	9,176	$ 12,476
Financial lease liability	$ 25,040	$ 25,025